Cover Page	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Entity File Number	1-32575
Entity Registrant Name	Shell plc
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001306965
Current Fiscal Year End Date	--12-31